Cover	Aug. 08, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	ECD Automotive Design, Inc. (the “Company”) is filing an amendment to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on August 12, 2024 (the “Original Form 8-K”) solely for the purpose of amending and restating the Original Form 8-K to correct inadvertent errors contained in Item 2.03 of the Original Form 8-K regarding (1) the date the Company filed a previous Current Report on Form 8-K from December 18, 2024 to December 18, 2023, and (2) the date of the share issuance pursuant to the Merger Agreement by and among the Company, formerly known as EF Hutton Acquisition Corporation I, Humble Imports Inc., d/b/a ECD Auto Design, a Florida corporation (“Humble”), ECD Auto Design UK, Ltd., an England and Wales corporation (the “ECD UK”), EFHAC Merger Sub, Inc., a Florida corporation (“Merger Sub”) and wholly-owned subsidiary of the Company, and Scott Wallace, as the Securitiyholder Representative from December 12, 2024 to December 12, 2023. Other than as set forth in this Explanatory Note, this amendment does not amend any other disclosures in the Original Form 8-K.
Document Period End Date	Aug. 08, 2024
Entity File Number	001-41497
Entity Registrant Name	ECD AUTOMOTIVE DESIGN, INC.
Entity Central Index Key	0001922858
Entity Tax Identification Number	86-2559175
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4390 Industrial Lane
Entity Address, City or Town	Kissimmee
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34758
City Area Code	(407)
Local Phone Number	483-4825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	ECDA
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ECDAW
Security Exchange Name	NASDAQ